Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets [Abstract]
Goodwill
As of December 31, 2021, the Company had goodwill of $30.0 million related to the acquisitions of UltraCell, SerEnergy, and FES, which is analyzed as follows:

December 31, 2021
Goodwill on acquisition of UltraCell (Note 3b)	$631,372
Goodwill on acquisition of SerEnergy and FES (Note 3c)	29,399,126
Total goodwill	$30,030,498

Intangible Assets
Information regarding our intangible assets including assets recognized from our acquisitions is as follows:

Amounts in $	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Indefinite-lived intangible assets:
Trade name “UltraCell”	$405,931	$-	$405,931
Total indefinite-lived intangible assets	$405,931	$-	$405,931
Finite-lived intangible assets:
Patents	21,221,228	(945,175)	20,276,053
Process know-how (IPR&D)	2,612,000	(146,701)	2,465,299
Order backlog	266,000	(89,638)	176,362
Software	121,505	(101,564)	19,941
Total finite-lived intangible assets	$24,220,733	$(1,283,078)	$22,937,655
Total intangible assets	$24,626,664	$(1,283,078)	$23,343,586

Future Amortization Expense
Amortization expense is recorded on a straight-line basis.  Assuming constant foreign currency exchange rates and no change in the gross carrying amount of the intangible assets, future amortization expense related to the Company’s intangible assets subject to amortization as of December 31, 2021 is expected to be as follows:

Fiscal Year Ended December 31,
2022	$2,737,806
2023	2,561,444
2024	2,561,444
2025	2,561,444
2026	2,561,444
Thereafter	9,954,073
Total	$22,937,655